Schedule of components of loss before income taxes (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Income Tax Disclosure [Abstract]
U.S. loss	$ (403,873)	$ (1,632,480)
Foreign loss	(5,007,886)	(2,910,830)
LOSS BEFORE INCOME TAXES	$ (5,411,759)	$ (4,543,310)